Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	$ (67.9)	$ 12.8		$ (5.5)
(Loss) before tax, U.S.	5.0	19.7		(60.0)
Income (loss) from operations before income taxes	35.1	(38.0)	[1]	(216.6)	[1]
Current tax (benefit)/expense, Non-U.S.	2.7	10.3		4.0
Current tax (benefit)/expense, U.S.	5.8	8.9		1.0
Current tax (benefit)/expense, Total	8.5	19.3		(1.7)
Deferred tax (benefit), Non-U.S.	(2.9)	(0.9)		0.9
Deferred tax (benefit), U.S.	0.0	0.0		6.5
Deferred tax, Total	(3.2)	(0.9)		24.7
Total tax expense/(benefit), Non-U.S.	(0.2)	9.4		4.9
Total tax expense/(benefit), U.S.	5.8	8.9		7.4
Total tax expense/(benefit)	5.3	18.4	[1]	22.9	[1]
Current tax expenses (benefit) related to prior year	5.8
Deferred tax benefit, unrealized gain on investments		0.0
Previously Reported
Income Tax Examination [Line Items]
Total tax expense/(benefit), Non-U.S.		5.3
Total tax expense/(benefit)		8.6
Deferred tax benefit, unrealized gain on investments		(5.7)
Bermuda
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	22.9	(81.5)		(107.6)
Current tax (benefit)/expense, Non-U.S.	0.0	0.0		0.0
Deferred tax (benefit), Non-U.S.	0.0	0.0		0.0
Total tax expense/(benefit), Non-U.S.	0.0	0.0		0.0
U.K.
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	75.1	11.0		(43.5)
Current tax (benefit)/expense, Non-U.S.	0.0	0.1		(6.7)
Deferred tax (benefit), Non-U.S.	(0.3)	0.0		17.3
Total tax expense/(benefit), Non-U.S.	$ (0.3)	$ 0.1		$ 10.6

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.